UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21885

ENCOMPASS FUNDS

(Exact name of registrant as specified in charter)

1700 California Street, Suite 335, San Francisco, CA            94109

                         (Address of principal executive offices)

    (Zip code)

Malcolm H. Gissen
Encompass Funds
1700 California Street, Suite 335
San Francisco, CA 94109

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 749-6565

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Encompass Fund

	Schedule of Investments
	August 31, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Automotive/Truck Rentals
2,530	Avis Budget Group, Inc. *	$ 58,721	2.22%

Bituminous Coal & Lignite Surface Mining
1,750	Peabody Energy Corp.	74,394	2.81%

Copper Mining & Processing
13,300	Arizona Star Resource Corp. * (Canada)	133,000
18,500	Northern Orion Resources Inc. * (Canada)	87,690
		220,690	8.33%

Crude Petroleum & Natural Gas
2,600	Double Eagle Petroleum Co. *	39,650
4,000	Petrohawk Energy Corp.*	60,560
4,630	Talisman Energy Inc. (Canada)	79,450
		179,660	6.78%

Drug Delivery Systems
17,500	Delcath Systems Inc. *	75,425
20,300	DepoMed Inc. *	36,946
		112,371	4.24%

Fire & Security Systems
300	Tyco International Ltd. (Bermuda)	13,248	0.50%

Generic Drugs
1,710	Teva Pharmaceutical Industries Ltd. ** (Israel)	73,530	2.77%

Industrial Equipment
3,850	Mueller Water Products, Inc. Series B	42,157	1.59%

Industrial Metals & Minerals
13,225	Canadian Royalties Inc. * (Canada)	29,681
271,500	Goldbrook Ventures * (Canada)	92,557
		122,238	4.61%

Industrial Metals & Mining
800	Cameco Corp. (Canada)	32,304
9,275	Paladian Resources, Ltd. * (Canada)	46,112
14,000	Uranium Energy Corp. *	49,000
		127,416	4.81%

Lodging Operations
2,550	Wyndham Worldwide Corp. *	79,750	3.01%

Media & Entertainment
1,600	Time Warner Inc.	30,368	1.15%

Oil & Gas Royalty Trusts
2,400	Advantage Energy Income Fund (Canada)	27,384
2,750	Canetic Resources Trust (Canada)	38,142
2,400	Crescent Pt Energy Trust (Canada)	43,523
		109,049	4.11%

Oil/Gas Construction & Service
3,650	Global Industries Ltd. *	88,257	3.33%

Precious Metals Mining & Processing
40,000	Claude Resources Inc. * (Canada)	48,400
30,000	Exeter Resource Corp. * (Canada)	76,500
10,475	Fronteer Development Group Inc. * (Canada)	79,820
5,270	Seabridge Gold Inc. * (Canada)	123,423
10,450	US Gold Corp. *	62,283
		390,426	14.73%

Security Broker & Dealer
3,850	TD AMERITRADE Holding Corporation *	69,878	2.64%

Silver Mining and Processing
18,800	Endeavour Silver Corp. * (Canada)	66,364
3,000	Silver Wheaton Corp. * (Canada)	34,140
		100,504	3.79%

Specialty Finance
2,600	KKR Financial Trust	40,274	1.52%

Surgical & Medical Instruments
300	Covidien, Ltd. * (Bermuda)	11,949	0.45%

Wholesale- Electronic Parts & Equipment
300	Tyco Electronics Ltd. (Bermuda)	10,461	0.39%

Wholesale - Petroleum Distribution
2,125	Aegean Marine Petroleum Network Inc. ** (Greece)	47,069	1.78%

Zinc Recycling & Products
2,000	Horsehead Holdings Corp. *	37,740	1.42%

Total for Common Stock (Cost - $2,068,023)		2,040,149	76.98%

REAL ESTATE INVESTMENT TRUSTS
8,000	Ashford Hospitality Trust Inc.	87,280
3,200	Crystal River Capital Inc.	51,072
2,350	Lexington Realty Trust	48,598
4,695	Monmouth Real Estate Investment Corp.	38,734
5,100	Prime Group Realty Trust - Pfd. B *	73,440
4,350	RAIT Financial Trust	38,498
Total for Real Estate Investment Trusts (Cost - $440,406)		337,622	12.74%

Warrants
10,000	Northwestern Corp. * (expires 11-1-2007)	37,000	1.40%
Total for Warrants (Cost - $63,348)

CALL OPTIONS	Shares Subject
Expiration Date/Exercise Price	to Call
Seabridge Gold Inc. * (Canada)	4,000	10,400	0.39%
November 2007 Calls @ 40.00

Total (Premiums Paid - $4,640)

Cash Equivalents
226,589	Huntington Bank Money Market Fund IV 4.41% ***	226,589	8.55%
	(Cost - $226,589)

	Total Investments	2,651,759	100.06%
	(Cost - $2,803,006)

	Liabilities in Excess of Other Assets	(1,517)	-0.06%

	Net Assets	$ 2,650,242	100.00%

Encompass Fund

	Schedule of Put Options
	August 31, 2007 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Put

Seabridge Gold Inc. * (Canada)
November 2007 Puts @ 22.50	4,000	$ 1,400
Total (Premiums Received $7,960)

* Non-Income producing securities during the period.
** ADR; American Depository Receipt.
*** Variable rate security; the coupon rate shown represents the rate at August 31, 2007.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

ENCOMPASS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

At August 31, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,803,006 amounted to $144,686, which consisted of aggregate gross unrealized appreciation of $203,959 and aggregate gross unrealized depreciation of $348,645.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENCOMPASS FUNDS

By : /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:                  10/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       President

Date:                  10/26/07

By : /s/ Malcolm H. Gissen

       Malcolm H. Gissen

       Chief Financial Officer

Date:                  10/26/07